Warranty Liabilities - Schedule of Warranty Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Warranty Liabilities [Line Items]
Total warranty liabilities	$ 46,080	$ 31,602
Warranty Liabilities [Member]
Schedule of Warranty Liabilities [Line Items]
Total warranty liabilities	$ 46,080	$ 31,602